File Nos. 033-06510 and 811-04706

As filed with the Securities and Exchange Commission on December 3, 2021.

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 73	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 74	[X]

Templeton Income Trust
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)
(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on December 15, 2021 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(i) of rule 485

If appropriate check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(b)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Templeton Emerging Markets Bond Fund a series of the Registrant (Fund). This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

PART A AND PART B

Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (“PEA 93”), relating only to the Templeton Emerging Markets Bond Fund a series a series of the Registrant (the “Fund”), was filed on July 30, 2021 (Accession # 0001379491-21-003505) pursuant to Rule 485(a)(2). Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on September 27, 2021 (Accession #0000795402-21-000017) for the sole purpose of designating October 7, 2021 as the new effective date for PEA 68. Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on October 6, 2021 (Accession #0000795402-21-000021) for the sole purpose of designating October 29, 2021 as the new effective date for PEA 68. Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on October 28, 2021 (Accession #0000795402-21-000030) for the sole purpose of designating November 26, 2021 as the new effective date for PEA 68. Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on November 24, 2021 (Accession #0001741773-21-003744) for the sole purpose of designating December 6, 2021 as the new effective date for PEA 68.

Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating December 15, 2021 as the new date upon which PEA 68 shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 68, are incorporated herein by reference in their entirety into this filing.

TEMPLETON INCOME TRUST
File Nos. 033-06510 and 811-04706

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreements and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Templeton Income Trust dated May 18, 2018

Filing: Post-Effective Amendment No. 63 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2019

(b) By-laws

(ii)

Amendment and Restated Effective May 18, 2018 to the By-Laws of Templeton Income Trust

Filing: Post-Effective Amendment No. 63 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2019

(c) Instruments of Defining Rights of Security Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Article VIII, Certain Transactions – Section 4

(e)	Article X, Miscellaneous – Section 4

(ii)	By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports – Section 1, 2 and 3
(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
(d)	Article VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

Investment Advisory Contract

(i)

Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton International Bond Fund and Franklin Advisers, Inc. dated December 29, 2017

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

(ii)

Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton Global Total Return Fund and Franklin Advisers, Inc. dated December 29, 2017

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

(iii)

Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton Emerging Markets Bond Fund and Franklin Advisers, Inc. dated December 29, 2017

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

(iv)

Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Franklin Advisers, Inc. dated December 29, 2017

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

(v)

Amendment dated May 13, 2020 to each Amended and Restated Investment Management Agreement

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2021

Underwriting Contracts

(i)

Forms of Selling Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: October 29, 2010

(ii)

Distribution Agreement between the Registrant on behalf of each series and Franklin Templeton Distributors, Inc. dated September 20, 2013

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: September 18, 2013

(iii)

Amendment to Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated May 13, 2020

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2021

Bonus or Profit Sharing Contracts

Not applicable

Custodian Agreements

(i)

Global Custody Agreement between the Registrant and JPMorgan Chase Bank dated March 1, 2020

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2021

(ii)

Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase Bank dated July 15, 2020

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2021

(iii)

Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: November 28, 2007

(iv)

Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond and Templeton Global Total Return Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: November 28, 2007

(v)

Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: November 28, 2007

(vi)

Amendment dated January 29, 2021 and to Exhibit A of the Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2021

(vii)

Amendment dated May 16, 2001, to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: November 28, 2007

(viii)

Amendment dated June 3, 2019, to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

(ix)

Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: November 28, 2007

(x)

Amended and Restated dated January 27, 2017, to Schedule 1 of the Amended and Restated Foreign Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2017

(xi)

Amendment dated November 19, 2014, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 24, 2014

(xii)

Terminal Link Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: November 28, 2007

(xiii)

Amendment dated January 29, 2021, to Exhibit A of the Terminal Link Agreement between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2021

(xiv)

Supplement to the Master Custody Agreement Hong Kong- China Connect Service on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund dated July 26, 2018, revised Exhibit A dated August 1, 2019

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

(h) Other Material Contracts

(i)

Sub-Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 30, 2003

(ii)	Amendment to Sub-Transfer Agent Agreement dated January 1, 1999 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A File No. 811-04706 Filing Date: December 30, 2003

(iii)	Assignment of Sub-Transfer Agent Agreement dated June 13, 2003 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A File No. 811-04706 Filing Date: December 30, 2003

(iv)

Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 1995

(v)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of each series and Franklin Templeton Investor Services LLC dated November 1, 2017

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2018

(vi)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Templeton Global Bond Fund dated June 1, 2014

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 24, 2014

(vii)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Templeton Emerging Markets Bond Fund, Templeton Global Total Return Fund and Templeton International Bond Fund dated July 1, 2013, amended as of July 1, 2014

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 24, 2014

(viii)

Amendment to Fund Administrative Services between Franklin Templeton Services LLC, and JP. Morgan Chase Bank dated July 15, 2020

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2021

(ix)

Fee waiver and\or Expense Reimbursement Agreement on behalf of Templeton Emerging Markets Bond Fund and Templeton International Bond Fund dated June 1, 2020

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2021

Legal Opinion

(i)

Legal Opinion and Consent of Counsel with respect to Templeton Income Trust and each of its series Templeton Global Bond Fund and Templeton International Bond Fund dated November 27, 2007

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: November 28, 2007

(ii)

Legal Opinion and Consent of Counsel with respect to Templeton Emerging Markets Bond Fund, dated January 15, 2013

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: January 16, 2013

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not applicable

(l) Initial Capital Agreements

(i) Letter of Understanding dated April 28, 1995 Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A File No. 811-04706 Filing Date: April 28, 1995

(m) Rule 12b-1 Plan

(i)

Amended and Restated Distribution Plan – Class A Templeton International Bond Fund dated February 24, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 2009

(ii)

Amended and Restated Distribution Plan – Class C Templeton International Bond Fund dated July 15, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 2009

(iii)

Amended and Restated Distribution Plan – Class R Templeton International Bond Fund dated July 15, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 2009

(iv)

Amended and Restated Distribution Plan – Class A Templeton Global Bond Fund dated February 24, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 2009

(v)

Amended and Restated Distribution Plan – Class C Templeton Global Bond Fund dated July 15, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 2009

(vi)

Amended and Restated Distribution Plan – Class R Templeton Global Bond Fund dated July 15, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 2009

(vii)

Amended and Restated Distribution Plan – Class A Templeton Global Total Return Fund dated February 24, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 2009

(viii)

Amended and Restated Distribution Plan – Class C Templeton Global Total Return Fund dated July 15, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 2009

(ix)

Amended and Restated Distribution Plan – Class R Templeton Global Total Return Fund dated July 15, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: December 28, 2009

(x)

Distribution Plan – Class A Templeton Emerging Markets Bond Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: January 16, 2013

(xi)

Distribution Plan – Class C Templeton Emerging Markets Bond Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: January 16, 2013

(xiii)

Amendment dated May 13, 2020 to each Fund’s Class A, Class C and Class R Distribution Plans

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 26, 2021

(n) Rule 18f-2 Plan

(i)

Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund dated March 1, 2019

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

(ii)

Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton Emerging Markets Bond Fund dated March 1, 2019

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

(iii)

Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Total Return Fund dated March 1, 2019

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

(iv)

Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton International Bond Fund dated March 1, 2019

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 811-04706

Filing Date: April 27, 2020

Code of Ethics

(i)	Code of Ethics dated September 1, 2020 Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A File No. 811-04706 Filing Date: April 26, 2021

Power of Attorney

(i)	Power of Attorney dated December 5, 2019 Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A File No. 811-04706 Filing Date: April 27, 2020
(ii)	Power of Attorney for Ryan Wheeler dated October 6, 2021 Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 811-04706 Filing Date: October 28, 2021

Item 29. Persons Controlled by or Under Common Control with the Fund

 None

Item 30. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriter

(a)	Franklin Distributors, LLC (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust

Franklin Templeton Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.

Templeton Institutional Funds

ActiveShares ETF Trust

Legg Mason ETF Investment Trust

Legg Mason Global Asset Management Trust

Legg Mason Partners Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Investment Trust

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Money Market Trust

Western Asset Funds, Inc.

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule

485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 2nd day of December 2021.

TEMPLETON INCOME TRUST, a

Delaware statutory trust

(Registrant)

By: /s/Lori A. Weber

Lori A. Weber,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

MICHAEL J. HASENSTAB*	President and
Michael J. Hasenstab*	Chief Executive Officer – Investment Management	December 2, 2021

MATTHEW T. HINKLE*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	December 2, 2021

RYAN WHEELER*
Ryan Wheeler	Chief Financial Officer and Chief Accounting Officer	December 2, 2021

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	December 2, 2021

ANN TORRE BATES*
Ann Torre Bates	Trustee	December 2, 2021

MARY C. CHOKSI*
Mary C. Choksi	Trustee	December 2, 2021

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	December 2, 2021

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	December 2, 2021

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	December 2, 2021

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	December 2, 2021

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	December 2, 2021

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	December 2, 2021

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	December 2, 2021

ROBERT E. WADE*
Robert E. Wade	Trustee	December 2, 2021

* By: /s/Lori A. Weber

Lori A. Weber

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

TEMPLETON INCOME TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

Exhibit No.	Description
None